Derivative Fair Value and Balance Sheet Classification (Details) - Not Designated as Hedging Instrument [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Description of Location of Interest Rate Derivative Instruments Not Designated as Hedging Instruments on Balance Sheet	Other Liabilities
Notional Amount	$ 15,000	$ 15,000
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	$ (2)	(64)
Description of Location of Derivative Loan Commitments Not Designated as Hedging Instruments on Balance Sheet	Other Assets
Derivative Loan Commitments, Notional Amount, Net	$ 12,607	6,170
Derivative Loan Commitments, Fair Value, Net	$ 57	51
Description of Location of Forward Sale Loan Commitments Not Designated as Hedging Instruments on Balance Sheet	Other Assets
Forward Sale Loan Commitments, Notional Amount, Net	$ 4,049	3,656
Forward Sale Loan Commitments, Fair Value, Net	$ 64	$ 19